Banking facilities (Details 1)	Mar. 31, 2018	Mar. 31, 2017
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	3.42%	3.13%
Term Loan in Hong Kong	2.69%	2.59%